Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Salobo and Sudbury [member] | Vale [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	46.00%	47.00%
Antamina and Yauliyacu [member] | Glencore plc [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	12.00%	12.00%
Constancia and 777 [member] | Hudbay Minerals Inc. [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	14.00%	11.00%
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%